Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Interest revenue	$ 2,086,976	$ 1,789,701
Other revenue	48,070	45,464
TOTAL REVENUES	2,135,046	1,835,165
OPERATING EXPENSES
Salaries and compensation	1,592,990	2,126,243
Other operating expenses	1,561,045	1,399,157
Consulting	1,154,465	1,013,690
Provision for credit losses	1,865,362	1,134,518
Advertising	373,350	950,905
Rent	178,678	244,621
Travel, meals and entertainment	141,686	129,351
Depreciation and amortization	8,618	14,124
TOTAL OPERATING EXPENSES	6,876,194	7,012,609
LOSS FROM OPERATIONS	(4,741,147)	(5,177,444)
OTHER INCOME (EXPENSE)
Interest expense		(527,921)
Miscellaneous income (expense)	12,278	7,167
TOTAL OTHER INCOME (EXPENSE)	12,278	(520,754)
NET LOSS	(4,728,869)	(5,698,198)
Dividends on preferred shares	(35,517)	(311,056)
Net loss attributable to common stockholders	$ (4,764,386)	$ (6,009,254)
Net loss attributable to common stock per share, basic and diluted	$ (0.60)	$ (2.52)
Weighted average number of common shares outstanding, basic and diluted	7,918,922	2,381,257